Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2020
Thunder Bridge Acquisition Il, Ltd.[Member]
Restatement of Previously Issued Financial Statements [Line Items]
Restatement of Previously Issued Financial Statements

Note 10 — Restatement of Previously Issued Financial Statements

On April 12, 2021, the Acting Director of the Division of Corporation Finance and Acting Chief Accountant of the Securities and Exchange Commission together issued a statement regarding the accounting and reporting considerations for warrants issued by special purpose acquisition companies entitled “Staff Statement on Accounting and Reporting Considerations for Warrants Issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Statement”). Specifically, the SEC Statement focused on certain settlement terms and provisions related to certain tender offers following a business combination, which terms are similar to those contained in the warrant agreement, dated as of August 8, 2019, between the Company and Continental Stock Transfer & Trust Company, a New York corporation, as warrant agent (the “Warrant Agreement”). As a result of the SEC Statement, the Company reevaluated the accounting treatment of (i) the 17,250,000 redeemable warrants (the “Public Warrants”) that were included in the units issued by the Company in its initial public offering (the “IPO”) and (ii) the 8,650,000 redeemable warrants that were issued to the Company’s sponsor in a private placement that closed concurrently with the closing of the IPO (the “Private Placement Warrants” and, together with the Public Warrants, the “Warrants”, which are discussed in Note 3, Note 4, Note 5 and Note 7). The Company previously accounted for the Warrants as components of equity.

In further consideration of the guidance in Accounting Standards Codification (“ASC”) 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, the Company concluded that a provision in the Warrant Agreement related to certain tender or exchange offers precludes the Warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants should be recorded as derivative liabilities on the Balance Sheet and measured at fair value at inception (on the date of the IPO) and at each reporting date in accordance with ASC 820, Fair Value Measurement, with changes in fair value recognized in the Statement of Operations in the period of change.

The Company’s management and the audit committee of the Company’s Board of Directors concluded that it is appropriate to restate the Company’s previously issued audited financial statements as of December 31, 2020 and for the period from February 13, 2019 (date of inception) through December 31, 2019, as previously reported in its Form 10-K. The restated classification and reported values of the Warrants as accounted for under ASC 815-40 are included in the financial statements herein.

	As Previously Reported	Adjustment	As restated
Balance sheet as of December 31, 2020
Warrant liability	$—	$97,181,794	$97,181,794
Total liabilities	13,001,751	97,181,794	110,183,545
Ordinary shares subject to possible redemption(1)	331,774,406	17,808,732	349,583,138
Class A ordinary shares	175	(175)	—
Additional paid in capital	2,416,020	(2,416,020)	—
Retained earnings (accumulated deficit)	2,582,948	(112,574,330)	(109,991,382)

Balance sheet as of December 31, 2019
Warrant liability	$—	$23,387,415	$23,387,415
Total liabilities	12,116,731	23,387,415	35,504,146
Ordinary shares subject to possible redemption(1)	331,272,961	16,187,891	347,460,852
Class A ordinary shares	162	(162)	—
Additional paid in capital	2,917,448	(2,917,448)	—
Retained earnings (accumulated deficit)	2,081,499	(36,657,665)	(34,576,166)

Statement of Operations for the year ended December 31, 2020
Change in warrant liability	$—	$(73,794,379)	$(73,794,379)
Net income (loss)	501,449	(73,794,379)	(73,292,930)
Basic and diluted weighted average shares outstanding	10,247,054	(1,622,054)	8,625,000
Basic and diluted net loss per share	(0.15)	(8.59)	(8.74)

Statement of Operations for the Period from February 13, 2019 (Date of Inception) through December 31, 2019
Change in warrant liability	$—	$1,538,409	$1,538,409
Net income (loss)	2,081,499	1,538,409	3,619,908
Basic and diluted weighted average shares outstanding	9,142,764	(705,264)	8,437,500
Basic and diluted net (loss) income per share	(0.03)	0.17	0.14

Statement of Cash Flows for the Year Ended December 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$501,449	$(73,794,379)	$(73,292,930)
Change in fair value of warrant liability	—	73,794,379	73,794,379

Statement of Cash Flows for the Period from February 13, 2019 (Date of Inception) through December 31, 2019
Cash Flows from Operating Activities:
Net income (loss)	$—	$1,538,409	$1,538,409
Change in fair value of warrant liability	—	(1,538,409)	(1,538,409)

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(1)      Class A ordinary shares subject to possible redemption as Previously Reported as of December 31, 2020 and 2019 were 32,751,669 and 32,897,017, that are Adjusted by 1,748,331 and 1,602,983, respectively and are As Restated at 34,500,000 and 34,500,000, respectively.